CASH AND CASH EQUIVALENTS	12 Months Ended
Feb. 29, 2024
Cash And Cash Equivalents Abstract
CASH AND CASH EQUIVALENTS [Text Block]

4. CASH AND CASH EQUIVALENTS

	February 29, 2024	February 28, 2023
	$	$
Cash held in banks	2,082,134	7,136,729
Redeemable guaranteed investment certificates	9,807,282	4,849,037
	11,889,416	11,985,766

The Company's cash and cash equivalents include an aggregate of $9,807,282 in redeemable guaranteed investment certificates ("GICs") including accumulated interest from Canadian financial institutions, which earn interest at rates ranging from 4.40% - 5.70% per annum and mature between October 24, 2024 and January 10, 2025.

The Company's GICs that are included in cash and cash equivalents are fully redeemable without a loss of accumulated interest.